EQUITY-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Stock Option Activity
A summary of stock option activity during the year ended December 31, 2021 is presented below:

	Outstanding Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
December 31, 2020	—	$—
Granted	1,394,008	10.50
Forfeited	(7,034)	10.50

December 31, 2021	1,386,974	$10.50	2.54	$3.5

Schedule of Share-Based Payment Award Stock Options Valuation using Black-Scholes option pricing model
The fair value of each stock option granted on July 16, 2021 was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Weighted-average expected term	6.0
Expected volatility	40.3%
Expected dividend	$—
Risk-free interest rate	0.94%

Schedule of RSU Activity
A summary of RSU activity during the year ended December 31, 2021 is presented below:

	Unvested Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value
December 31, 2020	—	$—
Granted	658,891	12.06
Forfeited	(2,406)	12.06

December 31, 2021	656,485	$12.06

Schedule of Equity-Based Compensation Expense
Equity-based compensation expense included the following components:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Stock options	$824	$—	$—
Restricted stock units	1,070	—	—
Profit interest units	3,069	487	437

PIU [Member]
Summary of Stock Option Activity
The table below summarizes the PIU activity for the years ended December 31, 2021, 2020 and 2019:

	Profit Interest Units
	Outstanding Units	Weighted Average Grant Date Fair Value
December 31, 2018	27,925	$0.27
Granted	3,906	0.25

December 31, 2019	31,831	0.27
Granted	5,932	0.28
Forfeited	(2,193)	0.27

December 31, 2020	35,570	0.27
Granted	8,445	1.31
Forfeited	(2,921)	0.30

December 31, 2021	41,094	$0.50

Schedule of Share-Based Payment Award Stock Options Valuation using Black-Scholes option pricing model
The fair value of PIUs is estimated on the grant date with the following assumptions:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Weighted-average expected term	2.0	3.4	4.1
Expected volatility	55.0%	72.5%	72.5%
Expected dividend	$—	$—	$—
Risk-free interest rate	0.3%	0.3%	1.5%